UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Orbis Holdings Limited
           --------------------------------------------------
Address:   c/o Orbis Investment Management Limited
           --------------------------------------------------
           34 Bermudiana Road
           --------------------------------------------------
           Hamilton HM 11, Bermuda
           --------------------------------------------------

Form 13F File Number:     028-04611
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James J. Dorr, Esq.
           --------------------------------------------------
Title:     General Counsel
           --------------------------------------------------
Phone:     441-296-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      s/ James J. Dorr                Hamilton, Bermuda        11/15/99
    -------------------------   ----------------------------  ----------

 Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:       $194,322
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(1)    Orbis Investment Management Limited     Form 13F File Number N/A


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
                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4   COLUMN 5       COLUMN 6           COLUMN 7       COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                                                     INVESTMENT                         VOTING
                                                             VALUE     SHRS OF       DISCRETION                    AUTHORITY (SHRS)
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    SOLE  SHRD  SHRD-OTHR  MANAGERS  SOLE SHARED NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108     9,167    504,000       SHARED                1            504,000
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FREIGHTWAYS CORPORATION   COM            02629V108       837     46,000       SHARED                              46,000
-----------------------------------------------------------------------------------------------------------------------------------
AMR CORPORATION                    COM            1765106      10,900    200,000       SHARED                1            200,000
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AMR CORPORATION                    COM            1765106         763     14,000       SHARED                              14,000
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AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     5,405  1,201,000       SHARED                1          1,201,000
-----------------------------------------------------------------------------------------------------------------------------------
AMWAY JAPAN LIMITED          Sponsored ADR        03234J100     1,251    278,100       SHARED                             278,100
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF INC.                 COM            131193104    20,599  1,690,200       SHARED                1          1,690,200
-----------------------------------------------------------------------------------------------------------------------------------
CALLAWAY GOLF INC.                 COM            131193104     1,584    130,000       SHARED                             130,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306     3,665  1,086,000       SHARED                1          1,086,000
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CIRCUIT CITY STORES INC.-
CARMAX GROUP                       COM            172737306       192     57,000       SHARED                              57,000
-----------------------------------------------------------------------------------------------------------------------------------
CLAYTON HOMES, INC.                COM            184190106    23,387  2,692,000       SHARED                1          2,692,000
-----------------------------------------------------------------------------------------------------------------------------------
CLAYTON HOMES, INC.                COM            184190106     1,976    227,500       SHARED                             227,500
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CONTINENTAL AIRLINES INC           CL B           210795308     4,585    140,000       SHARED                1            140,000
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CONTINENTAL AIRLINES INC           CL B           210795308       213      6,500       SHARED                               6,500
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DEERE & COMPANY                    COM            244199105    20,891    540,000       SHARED                1            540,000
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DEERE & COMPANY                    COM            244199105     1,161     30,000       SHARED                              30,000
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EASTMAN KODAK COMPANY              COM            277461109    16,747    222,000       SHARED                1            222,000
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EASTMAN KODAK COMPANY              COM            277461109       981     13,000       SHARED                              13,000
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JDA SOFTWARE GROUP, INC.           COM            46612K108    11,249    962,500       SHARED                1            962,500
-----------------------------------------------------------------------------------------------------------------------------------
JDA SOFTWARE GROUP, INC.           COM            46612K108       561     48,000       SHARED                              48,000
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LOEWS CORPORATION                  COM            540424108     4,632     66,000       SHARED                1             66,000
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LOEWS CORPORATION                  COM            540424108       281      4,000       SHARED                               4,000
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OUTBACK STEAKHOUSE, INC.           COM            689899102     3,005    118,000       SHARED                1            118,000
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OUTBACK STEAKHOUSE, INC.           COM            689899102       178      7,000       SHARED                               7,000
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PARTNERRE LTD.                     COM            BMG6852T1053  7,242    208,400       SHARED                1            208,400
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PARTNERRE LTD.                     COM            BMG6852T1053    139      4,000       SHARED                               4,000
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PEOPLESOFT, INC.                   COM            712713106     5,081    300,000       SHARED                1            300,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104     7,020    720,000       SHARED                1            720,000
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SCOTTISH ANNUITY & LIFE
HOLDINGS LTD.                      COM            G7885T104       946     97,000       SHARED                              97,000
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TECUMESH PRODUCTS COMPANY          CL A           878895200    19,423    387,500       SHARED                1            387,500
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TECUMESH PRODUCTS COMPANY          CL A           878895200       486      9,700       SHARED                               9,700
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TECUMESH PRODUCTS COMPANY          CL B           878895101       767     17,000       SHARED                              17,000
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WELLPOINT HEALTH NETWORKS, INC.    COM            94973H108     8,493     149,000      SHARED                1            149,000
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WELLPOINT HEALTH NETWORKS, INC.    COM            94973H108       513       9,000      SHARED                               9,000
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  1  Orbis Global Equity Fund Limited
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